Note 12 - Common Stock and Additional Paid-in Capital (Details) (USD $)	9 Months Ended
	Sep. 30, 2013	Apr. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
SharesPublicOffering (in Shares)		11,500,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Sale of Stock, Price Per Share (in Dollars per share)		$ 10.00
Proceeds from Issuance or Sale of Equity	$ 115,000,000
ProceedsFromIssuanceOfEquityNetOfIssuanceCosts	$ 109,183,623